Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balances at Dec. 31, 2012	$ (3,528)	$ 0	$ 343	$ 7,991	$ (11,862)
Balances (in shares) at Dec. 31, 2012		250,000	342,516,931
Preferred stock - Series A converted to common	127	$ 0	$ 8	119	0
Preferred stock - Series A converted to common (in shares)		(250,000)	8,094,117
Preferred stock - Series C issued to officers as compensation	39	$ 1	$ 0	38	0
Preferred stock - Series C issued to officers as compensation (in shares)		750,000	0
Common stock issued for services	860	$ 0	$ 21	839	0
Common stock issued for services (in shares)		0	21,199,822
Common stock issued for Series D convertible preferred stock dividend	0	$ 0	$ 0	12	(12)
Common stock issued for Series D convertible preferred stock dividend (in shares)		0	413,860
Common stock issued to acquire intangible assets	79	$ 0	$ 2	77	0
Common stock issued to acquire intangible assets (in shares)		0	2,000,000
Common stock issued in settlement of accounts payable	260	$ 0	$ 8	252	0
Common stock issued in settlement of accounts payable (in shares)		0	7,430,922
Common stock issued in settlement of notes payable	2,200	$ 0	$ 94	2,106	0
Common stock issued in settlement of notes payable (in shares)		0	93,860,499
Common stock issued upon conversion of convertible promissory notes	1,559	$ 0	$ 98	1,461	0
Common stock issued upon conversion of convertible promissory notes (in shares)		0	98,455,794
Loss on issuance of common stock	352	$ 0	$ 0	352	0
Common stock issued upon exercise of common stock options	0	$ 0	$ 0	0	0
Common stock issued upon exercise of common stock options (in shares)		0	200,000
Debt discount written off - associated with convertible promissory notes	(250)	$ 0	$ 0	(250)	0
Beneficial conversion feature - debt discount - convertible promissory notes	226		0	226	0
Beneficial conversion feature - Series D Convertible Preferred stock	321		0	321	0
Relative fair value associated with senior secured convertible debentures issued with detachable warrants	1,939		0	1,939	0
Derivative liability reclassified upon conversion of convertible promissory notes	2,712		0	2,712	0
Series D convertible preferred stock 8% dividend accrued at period end	(26)		0	0	(26)
Stock-based compensation expense	744	0	0	744	0
Net loss	(15,132)	0	0	0	(15,132)
Balances at Dec. 31, 2013	(7,519)	$ 1	$ 574	18,939	(27,032)
Balances (in shares) at Dec. 31, 2013		750,000	574,171,945
Common stock issued for services	663	$ 0	$ 8	655	0
Common stock issued for services (in shares)		0	7,645,649
Common stock issued for Series E convertible preferred stock dividend	0	$ 0	$ 3	100	(103)
Common stock issued for Series E convertible preferred stock dividend (in shares)		0	3,464,872
Common stock issued to acquire intangible assets	354	$ 0	$ 6	348	0
Common stock issued to acquire intangible assets (in shares)		0	5,500,000
Common stock issued to acquire in-process research and development	3,000	$ 0	$ 38	2,962	0
Common stock issued to acquire in-process research and development (in shares)		0	37,500,000
Common stock issued in settlement of accounts payable	68	$ 0	$ 1	67	0
Common stock issued in settlement of accounts payable (in shares)		0	803,589
Common stock issued in private placement	3,074	$ 0	$ 30	3,044	0
Common stock issued in private placement ( in shares)		0	30,041,120
Common stock issued in consideration of commitment fees for equity financing	516	$ 0	$ 6	510	0
Common stock issued in consideration of commitment fees for equity financing (in shares)		0	6,468,001
Deferred funding costs charged to equity upon termination of advisory agreement	(190)	$ 0	$ 0	(190)	0
Common stock issued upon conversion of 8% convertible debentures, including accrued interest	8,423	$ 0	$ 86	8,337	0
Common stock issued upon conversion of 8% convertible debentures, including accrued interest (in shares)		0	86,473,409
Loss on issuance of common stock	260	$ 0	$ 0	260	0
Common stock issued upon exercise of common stock warrants	4,975	$ 0	$ 83	4,892	0
Common stock issued upon exercise of common stock warrants (in shares)		0	82,916,585
Deferred commitment fee for equity financing reclassified upon stock issuance	(518)	$ 0	$ 0	(518)	0
Loss on issuance of warrants	3,867	0	0	3,867	0
Series E convertible preferred stock issued, net of issue costs of $43	3,507	$ 3,550	$ 0	(43)	0
Series E convertible preferred stock issued, net of issue costs (in shares)		3,944	0
Series E convertible preferred stock issued to retire demand promissory note	500	$ 500	$ 0	0	0
Series E convertible preferred stock issued to retire demand promissory note (in shares)		556	0
Series E convertible preferred stock deemed dividend from beneficial conversion feature	0	$ 0	$ 0	376	(376)
Series D convertible preferred stock deemed dividend from beneficial conversion feature		330	0	0	(330)
Series D convertible preferred stock reclassified to stockholders’ equity (deficit)	839	$ 839	$ 0		0
Series D convertible preferred stock reclassified to stockholders’ equity (deficit) (in shares)		1,299	0
Series E convertible preferred stock dividend accrued at period end	(65)	$ 0	$ 0	0	(65)
Series D convertible preferred stock 8% dividend accrued at period end	(65)
Stock-based compensation expense	1,302	0	0	1,302	0
Net loss	(27,277)	0	0	0	(27,277)
Balances at Dec. 31, 2014	(4,071)	$ 5,220	$ 842	45,050	(55,183)
Balances (in shares) at Dec. 31, 2014		755,799	842,190,750
Common stock issued upon conversion of convertible promissory notes, including accrued interest	130	$ 0	$ 7	123	0
Common stock issued upon conversion of convertible promissory notes, including accrued interest (in shares)		0	6,937,801
Common stock issued for extension of maturity of demand promissory note payable	20		$ 0	20	0
Common stock issued for extension of maturity of demand promissory note payable (in shares)			267,779
Common stock issued for services	106	$ 0	$ 1	105	0
Common stock issued for services (in shares)		0	1,354,269
Common stock issued for acquisition of DioGenix	7,950	$ 0	$ 99	7,851	0
Common stock issued for acquisition of DioGenix (in shares)		0	99,378,881
Common stock sold	2,819	$ 0	$ 38	2,781	0
Common stock sold (in shares)		0	38,445,801
Common stock issued for funding fees	0	$ 0	$ 1	(1)	0
Common stock issued for funding fees (in shares)		0	493,436
Sale of Series E preferred stock	2,950	$ 2,950	$ 0	0	0
Sale of Series E preferred stock (in shares)		3,278	0
Common stock issued for Series D convertible preferred stock dividend	26	$ 0	$ 1	34	(9)
Common stock issued for Series D convertible preferred stock dividend (in shares)		0	1,172,911
Common stock issued for Series E convertible preferred stock dividend	65	$ 0	$ 3	234	(172)
Common stock issued for Series E convertible preferred stock dividend (in shares)		0	3,260,730
Series E accretion of beneficial conversion feature as deemed dividend	0	$ 0	$ 0	440	(440)
Series D stock conversion	0	$ (494)	$ 18	476	0
Series D stock conversion (in shares)		(549)	18,310,900
Series E stock conversion	0	$ (450)	$ 6	444	0
Series E stock conversion (in shares)		(500)	6,250,000
Common stock issued as fee for debt financing arrangement	102	$ 0	$ 1	101	0
Common stock issued as fee for debt financing arrangement (in shares)		0	1,250,000
Legal fees related to stock offering	(19)	$ 0	$ 0	(19)	0
Series D dividend accrued	(15)	0	0	0	(15)
Series E dividend accrued	(192)	0	0	0	(192)
Stock-based compensation expense	488	0	0	488	0
Net loss	(6,580)	0	0	0	(6,580)
Balances at Mar. 31, 2015	$ 3,629	$ 7,226	$ 1,010	$ 57,984	$ (62,591)
Balances (in shares) at Mar. 31, 2015		758,028	1,012,107,678